Exploration and Evaluation Expenditures - TY & Sons Claims in San Bernardino County, CA (Details)										3 Months Ended
	Oct. 01, 2020 shares	Jul. 07, 2020 USD ($)	Oct. 01, 2019 shares	Jul. 07, 2019 USD ($)	Oct. 01, 2018 shares	Jul. 07, 2018 USD ($)	Oct. 01, 2017 shares	Jul. 07, 2017 USD ($)	Nov. 17, 2016 USD ($) shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)
Exploration and Evaluation Expenditures
Purchase of exploration and evaluation assets | $										$ 2,166,676	$ 220,356
T Y Sons Right Title And Interest In A Property Option Agreement | TY & Sons
Exploration and Evaluation Expenditures
Number of common shares issued for exploration and evaluation assets (in shares) | shares									14,000,000
T Y Sons Right Title And Interest In A Property Option Agreement | Nevada Mining
Exploration and Evaluation Expenditures
Number of common shares issued for exploration and evaluation assets (in shares) | shares	500,000		500,000		500,000		500,000		500,000
Amount required to be paid under terms of agreement | $									$ 325,000
Common shares issuable under terms of agreement (in shares) | shares									2,500,000
Purchase of exploration and evaluation assets | $		$ 50,000		$ 50,000		$ 50,000		$ 50,000	$ 125,000
Net smelter return royalty (as a percent)									2.50%
Smelter returns royalty applicable to any after acquired properties (as a percent)									0.50%